ACQUISITIONS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 09, 2013
Cash	$ 125
Common Stock Issued	5,875	10,000
Promissory Note		6,000
Senior Secured Note	9,000	14,000
Total purchase price	21,855	30,000
Fair value adjustment	1,637	1,598
Total adjusted purchase price	$ 13,363	$ 28,402